SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL
SHARE CAPITAL

18.    SHARE CAPITAL

All Common Shares are equally eligible to receive dividends and the repayment of capital and represent one vote at shareholders’ meetings. All Preferred Shares have no voting rights at shareholders’ meetings but on liquidation, winding-up or other distribution of the Company’s assets are entitled to participate in priority to Common Shares. There are no Preferred Shares issued and outstanding.

(a)     Authorized

Unlimited number of Common Shares without par value.

Unlimited number of Preferred Shares without par value. We may issue our Preferred Shares from time to time in one or more series. The terms of each series of Preferred Shares, including the number of shares, the designation, rights, preferences, privileges, priorities, restrictions, conditions and limitations, will be determined at the time of creation of each such series by our board of directors, without shareholder approval, provided that all Preferred Shares will rank equally within their class as to dividends and distributions in the event of our dissolution, liquidation or winding-up.

All share and per share amounts are net of share issuance costs and have been adjusted to retroactively reflect the impact of the September 18, 2018 reverse stock split on a 1 for 100 basis and the June 25, 2019 reverse stock split on a 1 for 10 basis.

	Common Shares		Contributed
	Number	Amount	Surplus
Balance, January 1, 2018	102,916	$171,803,816	$23,056,846
Common Shares issued from exercise of Series B Warrants (i)	1,315,281	54,119,300	—
Common Shares issued from exercise of Series C Warrants (ii)	9,452	15,854,206	—
Common Shares issued from exercise of Series D Warrants (iii)	1,699	1,021,183	—
Common Shares issued from exercise of Series F Warrants (iv)	295,740	42,990,737	—
Common Shares issued from exercise of 2017 Notes (v)	1,076,583	18,582,374	—
Common Shares issued for cash on exercise of options	49	88,917	(88,917)
Share-based payments	—	—	3,292,877
Balance, December 31, 2018	2,801,720	$304,460,533	$26,260,806
Common Shares issued from public offerings (vi)	2,222,222	7,802,417	315,611
Common Shares issued from private placement (vii)	334,951	1,664,662	—
Common Shares issued from exercise Series B Warrants (viii)	223,304	16,931	—
Common Shares issued from exercise of Series C Warrants (ix)	822	1,186,027	—
Common Shares issued from exercise of 2017 Notes (x)	3,074,136	13,095,938	—
Common Shares issued from exchange of Series A and Series E Warrants (xi)	49,624	234,173	—
Share-based payments	—	—	3,189,808
Balance, December 31, 2019	8,706,779	$328,460,681	$29,766,225
Common Shares issued from public offerings Series A (xii)	1,185,000	4,111,950	—
Common Shares issued from exercise of Series B Pre-funded warrants (xiii)	1,241,490	3,885,746	—
Transaction costs for both Series A and Series B	—	(462,880)	—
Broker warrants (See Note 17 (f))	—	(82,597)	82,597
Common Shares issued from Warrant conversion (xiv)	672,937	969,133	—
Common Shares issued from conversion of 2017 Notes (xv)	500,014	1,293,093	—
Common Shares issued from public offering (xvi)	3,883,036	9,591,099	—
Transaction costs for public offering	—	(1,215,274)	—
Broker warrants (See Note 17 (f))	—	(162,467)	162,467
Common Shares issued from public offering (xvii)	4,532,772	12,238,484	—
Transaction costs for public offering	—	(1,057,302)	—
Broker warrants (See Note 17 (f))	—	(242,989)	242,989
Common Shares issued from Warrant conversion (xviii)	1,925,049	7,718,346	—
Common Shares issued from public offerings Series A (xix)	6,230,803	5,333,567	—
Transaction costs for public offerings Series A	—	(659,410)	—
Broker warrants (See Note 17 (f))	—	(96,114)	96,114
Common Shares issued from exercise of restricted share units	50,986	151,938	(151,938)
Common Shares issued from exercise of stock options	50	378	(174)
Share-based payments	—	—	4,846,776
Balance, December 31, 2020	28,928,916	$369,775,383	$35,045,056
(i)

During the year ended December 31, 2018, 1,315,281 Common Shares were issued on the exercise of 35,128,148 Series B Warrants. The related derivative liability of $32,988,998 (see Note 18) was derecognized at the dates of exercise.

(ii)

During the year ended December 31, 2018, of the 10,273,972 Series C Warrants initially granted, 9,451,780 were exercised for 9,452 Common Shares, 9,451,780 Series A Warrants and 9,451,780 Series B Warrants and cash proceeds of $13,799,659.  The related derivative financial liability of $4,459,249 (see Note 18) was derecognized at the dates of exercise.

(iii)

During the year ended December 31, 2018, 1,699 Common Shares were issued for the exercise of 1,698,841 of the Series D Warrants that were issued as part of the Series B Units for cash proceeds of $16,988.  The related derivative financial liability of $1,004,195 was derecognized (see Note 18) at the date of exercise.

(iv)

During the year ended December 31, 2018, 295,740 Common Shares were issued on the exercise of the 22,431,506 Series F Warrants. The related derivative financial liability of $29,085,125 (see Note 18) was derecognized at the dates of exercise.

(v)

During the year ended December 31, 2018, 1,076,583 Common Shares were issued on the conversion of $17,640,000 of aggregate principal amount of 2017 Notes.  The $20,555,832 aggregate principal amount of 2017 Notes (see Note 18) was derecognized at the date of exercise.

(vi)

During the year ended December 31, 2019, 2,222,222 Common Shares were issued for gross proceeds of $10,000,000 less $1,270,000 in underwriting commission, a $315,611 fair value charge for 144,444 Broker Warrants issued (see Note 18(e)) and $611,972 in other share issuance costs.

(vii)

On May 16, 2019, the Company completed a private placement of (i) 15% original issue discount convertible notes with a face value of $11.5 million, for gross proceeds to the Company of $9,775,000, and (ii) 334,951 Common Shares of the Company at a price of $5.15 per Common Share, for net proceeds of $1,664,662.

(viii)

During the year ended December 31, 2019, 223,304 Common Shares were issued on the exercise of 822,192 Series B Warrants. The related derivative liability of $16,931(see Note 16) was derecognized at the dates of exercise.

(ix)

During the year ended December 31, 2019, the remaining 822,192 Series C Warrants were exercised for 822 Common Shares, 822,192 Series A Warrants and 822,192 Series B Warrants and net cash proceeds of $1,186,027. The related derivative financial liability of $5,638 (see Note 16) was derecognized at the dates of exercise.

(x)

During the year ended December 31, 2019, 3,074,136 Common Shares were issued on the conversion of $11,197,000 of aggregate principal amount of 2017 Notes.  The $13,095,938 aggregate principal amount of 2017 Notes (see Note 16) was derecognized at the date of exercise.

(xi)

During the year ended December 31, 2019, the Company entered into exchange agreements with the holders of the remaining Series A Warrants and Series E Warrants to issue 49,624 Common Shares for the surrender and cancellation of all 35,950,340 Series A Warrants and all 22,431,506 Series E Warrants outstanding on the basis of 0.00085 of a Common Share for each Warrant.

(xii)

On January 6, 2020, the Company completed a registered direct offering of an aggregate of 1,185,000 Series A Units and 1,241,490 Series B units at a price of $4.1351 per Series A Unit and $4.135 per Series B Unit for aggregate gross proceeds to the Company of approximately $10,000,000, less $462,880 in underwriting commission, a $82,597 fair value charge for 157,721 Broker Warrants issued (see Note 18(g)) and $185,883 in other share issuance costs.

(xiii)	During the three months ended March 31, 2020, 1,241,490 Common Shares were issued on the conversion of Series B Pre-funded warrants from the January 6, 2020 registered direct offering
(xiv)

On May 28, 2020, the Company issued an aggregate of 672,937 Exchange Shares for the surrender and cancellation of 2,176,490 January 2020 warrants outstanding on the basis of approximately 0.3092 of an Exchange Share for each warrant.

(xv)

On May 26, 2020, 500,014 Common Shares were issued on the conversion of $1,016,000 of aggregate principal amount of 2017 Notes. The fair value of 2017 Notes related to this conversion (see Note 16) was derecognized at the date of exercise.

(xvi)

On June 16, 2020, the Company completed a registered direct offering of an aggregate 3,883,036 units (the "Units") at a price of $2.973 per unit for aggregate gross proceeds to the Company of approximately $11,500,000 less $1,215,274 in underwriting commission, a $162,467 fair value charge for Compensation Warrants "2020 Compensation Warrants" (see Note 18 (g)), and $278,482 in other share issuance costs.

(xvii)

On August 12, 2020 the Company completed a registered direct offering of an aggregate 4,532,772 Common Shares at a price of $2.775 per Common Share for aggregate gross proceeds to the Company for approximately $12,600,000 less $1,057,302 in underwriting commission, a $242,989 fair value charge for Compensation Warrants "2020 Compensation Warrants" (see Note 18 (g)), and $109,918 in other share issuance costs.

(xviii)

On July 23, 2020 and August 12,2020, 1,925,049 Commons shares were issued on the conversion of May 2020 warrants. Using the exercise proceeds of $4,877,225, the Company has prepaid a portion of the 2019 Convertible Note.

(xix)

On December 8, 2020 the Company completed a registered direct offering of an aggregate 6,230,803 Common Shares at a price of $0.9801 per Common Share for aggregate gross proceeds to the Company for approximately $6,100,000 less $659,410 in underwriting commission, a $96,114 fair value charge for Compensation Warrants "2020 Compensation Warrants" (see Note 18 (g)), and $200,386 in other share issuance costs.

(b)     Stock options

The Company adopted an equity-settled stock option plan under which the directors of the Company may grant options to purchase Common Shares to directors, officers, employees and service providers (the “optionees”) of the Company on terms that the directors of the Company may determine within the limitations set forth in the stock option plan. Effective June 4, 2018, at the Annual General Meeting (“AGM”), the board of directors and shareholders of the Company approved an amendment to the Company’s incentive stock option plan to increase the number of options available for grant under the plan to 15% of the number of Common Shares of the Company outstanding at any time.

Options under the Company’s stock option plan granted to directors, officers and employees vest immediately on the grant date, unless a vesting schedule is specified by the board. The directors of the Company have discretion within the limitations set forth in the stock option plan to determine other vesting terms on options granted to directors, officers, employees, and others. The minimum exercise price of a stock option cannot be less than the applicable market price of the Common Shares on the date of the grant and the options have a maximum life of ten years from the date of grant. The following table summarizes stock option activity for the respective years as follows:

		Weighted	Average
		average	remaining
	Number of	exercise	contractual life
	options	price	(years)
Options outstanding, January 1, 2018	5,707	$3,849.00	2.28
Granted	366,053	30.31
Exercised	(49)	7.33
Forfeited	(1,178)	1,712.35
Expired	(807)	1,813.70
Options outstanding, December 31, 2018	369,726	$76.78	7.88
Options exercisable, December 31, 2018	146,263	$127.04	7.62
Granted	697,150	4.27
Exercised	—	—
Forfeited	(13,344)	58.64
Expired	(1,867)	4,997.06
Options outstanding, December 31, 2019	1,051,665	$20.63	7.09
Options exercisable, December 31, 2019	398,596	$35.69	6.97
Granted	2,495,100	2.48
Exercised	(50)	4.10
Forfeited	(468,238)	23.10
Expired	(1,329)	3,498.28
Options outstanding, December 31, 2020	3,077,148	$4.10	7.19
Options exercisable, December 31, 2020	1,081,760	$6.01	6.93

The following table lists the options outstanding as at December 31, 2020 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$2.11	486,875	7.72	138,125	7.72
$2.17	695,000	7.76	173,750	7.76
$2.27	1,500	7.61	1,500	7.61
$2.42	640,000	7.47	176,032	7.47
$3.35	493,766	7.05	133,495	7.05
$4.10	481,150	6.23	251,550	6.23
$4.11 - $3,878.39	278,857	6.07	207,308	6.01
	3,077,148		1,081,760

The following table lists the options outstanding as at December 31, 2019 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$4.10	561,050	7.23	140,450	7.23
$5.00	130,950	7.41	32,738	7.41
$8.80	88,800	6.92	59,242	6.92
$27.20	263,250	6.75	162,268	6.75
$27.30 - $9,276.86	7,615	4.71	3,898	3.69
	1,051,665		398,596

The following table lists the options outstanding as at December 31, 2018 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$8.80	89,900	7.92	29,976	7.92
$27.20	270,000	7.75	112,566	7.75
$60.00	1,055	7.25	—	—
$60.01 - $8,917.93	8,771	4.39	3,721	1.48
	369,726		146,263

During the year ended December 31, 2020, the Company recorded $4,905,812, as compensation expense for share-based compensation awarded to eligible optionees (years ended December 31, 2019 and 2018: $3,189,808 and $3,292,877, respectively). The Company used the Black-Scholes Option Pricing Model to estimate the fair value of the options at each measurement date using the following weighted average assumptions:

	2020	2019	2018
Weighted average fair value	$1.99	$3.60	$16.40
Weighted average exercise price	$2.48	$4.30	$30.30
Weighted average share price at grant	$2.48	$4.30	$30.30
Dividend yield	nil	nil	nil
Volatility	124%	141%	72%
Risk-free interest rate	0.94%	1.51%	2.24%
Expected life	4 years	4 years	4 years
Forfeiture rate	7.00%	7.00%	7.00%

(c)    Restricted share units

On December 2, 2019, the Company adopted a Restricted Share Unit (“RSU”) Plan which provides for RSUs to be awarded to directors, officers, employees and service providers. The maximum number of Common Shares authorized and reserved for issuance under the RSU Plan is equal to 5% of the issued and outstanding Common Shares of the Company. The shareholders of the Company approved the amended RSU Plan at the annual meeting of the shareholders on September 3, 2020, which falls within 12 months of the effective date of the RSU Plan.

The granting of RSUs is considered an equity-settled share-based payment transaction. The fair value of the grant was determined by multiplying the Company’s share price at the grant date by the number of RSUs granted and is recognized over the vesting period of the grant. The expense recognized for the year ended December 31, 2020, was $973,219 (years ended December 31, 2019 and 2018: $22,848 and $nil, respectively). As of December 31, 2020, the total remaining unrecognized compensation cost related to RSUs amounted to approximately $1,136,595 which will be amortized over the remaining vesting periods.

RSU transactions are summarized as follows:

		Weighted
		Average
		Grant Date
	Number of	Fair Value
	RSUs	Per Share
Outstanding, December 31, 2018	—	—
Granted	152,956	$2.98
Vested	—	—
Outstanding, December 31, 2019	152,956	$2.98
Granted	706,044	$2.72
Vested/Exercised	(50,986)	$0.85
Cancelled/Forfeited	(30,000)	$2.74
Outstanding, December 31, 2020	778,014	$2.76

(d) Share appreciation rights

On September 22, 2020, the Company adopted a Share Appreciation Rights (“SAR”) Plan which provides for SARs to be awarded to directors, officers, employees and service providers. The granting of SARs is considered a cash-settled payment transaction. The fair value of the SAR is measured applying an option pricing model, taking into account the terms and conditions on which the SARs are granted. The liability of the SAR is measured initially at grant date and at the end of each reporting period until settled. The fair value of the SAR as of December 31, 2020, is $295,179 which will be recorded over the vesting period of the SAR. The Company recognizes a $59,036 expense at December 31, 2020.

SAR transactions are summarized as follows:

		Weighted Average
	Number of	Grant Date Fair
	SARs	Value Per Share
Outstanding, December 31, 2019 and 2018	—	—
Granted	1,811,768	$0.185
Vested	—	—
Outstanding, December 31, 2020	1,811,768	$0.185

(e)     Warrants

The following table lists the number of warrants issued on November 17, 2017 as well as the number issued, exercised, and exchanged since then and the remaining warrants outstanding at December 31, 2020.

	As at
	November 17,				As at December 31,
Warrants	2017	Issued	Exercised	Exchanged	2019 and 2020
Series A	25,676,368	10,273,972	—	(35,950,340)	—
Series B	25,676,368	10,273,972	(35,950,340)	—	—
Series C	10,273,972	—	(10,273,972)	—	—
Series D	3,573,830	—	(3,573,830)	—	—
Series E	22,431,506	—	—	(22,431,506)	—
Series F	22,431,506	—	(22,431,506)	—	—

On September 18, 2018, the Company effected a share consolidation (reverse stock split in the ratio of 1 for 100 Common Shares outstanding) of the Common Shares on the basis of one post-consolidation Common Shares for every 100 pre-consolidation Common Shares. On June 25, 2019, the Company effected a share consolidation (reverse stock split) of its issued and outstanding Common Shares the basis of one post-consolidation Common Share for every ten pre-consolidation Common Shares.  The number of 2017 Warrants and aggregate principal amount of 2017 Notes were not affected by the consolidations, but the Common Shares issuable upon exercise of the 2017 Warrants or conversion of the 2017 Notes was adjusted proportionally to the share consolidation ratios.

The September 2018 share consolidation adjusted the notional exercise price of the Series A Warrants, Series B Warrants and Series E Warrants. There were no Series D Warrants and Series F Warrants outstanding at the date of the September 2018 share consolidation. There were no 2017 Warrants outstanding at the time of the June 2019 share consolidation.

On March 12, 2019, the Company entered into exchange agreements with the holders of all of its outstanding Series A Warrants and Series E Warrants, pursuant to which the Company issued an aggregate of 49,624 Common Shares for the surrender and cancellation of all of the Series A Warrants and Series E Warrants outstanding, on the basis of 0.085 of a Common Share for each Series A Warrant or Series E Warrant (the “Exchange”). Following completion of the Exchange, there are no longer any warrants outstanding from the 2017 Financings. Under IFRIC 19, the surrender and cancellation of Series A warrants and Series E warrants created a loss on extinguishment of $39,367 and $24,565, respectively.

On January 6, 2020, the Company completed a registered direct offering of an aggregate of 1,185,000 Series A Units and 1,241,490 series B units: Series B Units at a price of $4.1351 per Series A Unit and $4.135 per Series B Unit for aggregate gross proceeds to the Company of approximately $10,000,000. Each Series A Unit consists of one Common Share of Neovasc and one warrant to purchase one Common Share. Each Warrant entitles the holder to acquire one Common Share of Neovasc at a price of US$4.1351 at any time prior to four years following the date of issuance. Each Series B Unit consists of one pre-funded warrant of Neovasc and one Warrant. Each Pre-Funded Warrant entitles the holder to acquire one Common Share of Neovasc at a price of US$0.0001 at any time until the exercise in full of each Pre-Funded Warrant.

All Pre-Funded Warrants were exercised as at December  31, 2020. The 2020 Warrants include a cashless exercise option. In accordance with IAS 32 - Financial instruments; presentation, the 2020 warrants have been accounted for as derivative financial liabilities and measured at FVTPL. The fair value of $6,145,620 for the 2020 Series A warrants and Series B Pre-Funded warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 1.60%; b) expected life of 1 years; c) the price of the stock on the grant date of $3.47; d) expected volatility of 70%; and e) no expected dividend payments. On May 28, 2020, the Company issued an aggregate of 672,937 Exchange Shares for the surrender and cancellation of 2,176,490 January 2020 warrants outstanding on the basis of approximately 0.3092 of an Exchange Share for each warrant. Subsequent to the exchange, 250,000 Warrants remain outstanding.

On May 26, 2020, the Company granted 2,573,959 2020 Warrants with an exercise price of $2.634 and term of 4 years. The 2020 Warrants are convertible into Common Shares of the Company at the option of the holder (however, the holder may not own greater than 9.99% of the total outstanding Common Shares of the Company as a result of the conversion). The 2020 Warrants include a cashless exercise option. In accordance with IAS 32 - Financial instruments; presentation, the 2020 warrants have been accounted for as derivative financial liabilities and measured at FVTPL. The fair values of $4,526,732 of the warrants were calculated using a binomial option pricing model and have been classified as level 3 in the fair value hierarchy. On July 23, 2020 1,424,049 warrants were exercised and on August 17, 2020 501,000 warrants were exercised leaving 648,910 warrants remaining. The total exercise proceeds of $4,877,225 net of interest and prepayment penalty has been applied to the principal of the 2019 Note.

On May 28, 2020 the Company entered into a settlement agreement to issue 500,000 settlement warrants ("Settlement Warrants"). Each Settlement Warrant entitles the holder to purchase one Common Share in the capital of the Company at an exercise price of $2.634 per Settlement Warrant for a period of 4 years following issuance and are subject to transfer/leak-out restrictions, including volume and public float restrictions. The Settlement Warrants include a cashless exercise option. In accordance with IAS 32 - Financial instruments; presentation, the Settlement Warrants have been accounted for as derivative financial liabilities and measured at FVTPL. The fair value of $807,977 of the Settlement Warrants were calculated using the Cox Ross Rubinstein binomial tree model and have been classified as level 3 in the fair value hierarchy.

On June 16, 2020, the Company completed a registered direct offering of an aggregate 3,883,036 units (the "Units") at a price of $2.973 per unit for aggregate gross proceeds to the Company of approximately $11,500,000 less $1,215,274 in underwriting commission, a $162,467 fair value charge for Compensation Warrants "2020 Compensation Warrants" (see Note 17 (a)), and $278,482 in other share issuance costs. Each Unit consists of one Common Share of the Company and three-quarters of one warrant (each whole warrant, a "Warrant") to purchase one Common Share issuing 2,912,277 warrants in total. Each Warrant entitles the holder to acquire one Common Share of the Company at a price of $2.88 at any time prior to June 16, 2025. The 2020 Warrants include a cashless exercise option. In accordance with IAS 32 - Financial instruments; presentation, the 2020 warrants have been accounted for as derivative financial liabilities and measured at FVTPL. The fair value of $2,404,957 for the 2020 Series A warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 0.32%; b) expected life of 2 years; c) the price of the stock on the grant date of $2.47; d) expected volatility of 70%; and e) no expected dividend payments.

On July 23, 2020, the Company issued the 2020 Repayment Warrants ("Repayment Warrants") to purchase up to 481,778 Common Shares at an exercise price of $7.50 per Common Share for a period of five years following issuance. The fair value of $134,718 for the 2020 Repayment Warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 0.29%; b) expected life of 2 years; c) the price of the stock on the grant date of $2.54; d) expected volatility of 70.0%; and e) no expected dividend payments.

On August 12, 2020 the Company completed a registered direct offering of an aggregate 4,532,772 Common Shares at a price of $2.775 per Common Share for aggregate gross proceeds to the Company for approximately $12,600,000 less $1,057,302 in underwriting commission, a $242,989 fair value charge for Compensation Warrants "2020 Compensation Warrants" (see Note 17 (a)), and $109,918 in other share issuance costs. Each Common Share was sold with 0.75 of a Common Share purchase warrant (each whole warrant, a "Warrant") issuing 3,399,579 warrants in total. Each Warrant entitles the holder to acquire one Common Share of the Company at an exercise price of $2.69 per share at any time prior to the date which is five years following the date of issuance. The 2020 Warrants include a cashless exercise option. In accordance with IAS 32 - Financial instruments; presentation, the 2020 Warrants have been accounted for as derivative financial liabilities and measured at FVTPL. The fair value of $3,511,115 for the Warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 0.32%; b) expected life of 2 years; c) the price of the stock on the grant date of $2.70; d) expected volatility of 70%; and e) no expected dividend payments.

On August 17, 2020, the Company issued the 2020 Repayment Warrants to purchase up to 168,518 Common Shares at an exercise price of $7.50 per Common Share for a period of five years following issuance. The fair value of $27,002 for the 2020 Repayment Warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 0.31%; b) expected life of 2 years; c) the price of the stock on the grant date of $2.13; d) expected volatility of 68.0%; and e) no expected dividend payments.

On December 8, 2020 the Company completed a registered direct offering of an aggregate 6,230,803 Common Shares at a price of $0.9801 per Common Share for aggregate gross proceeds to the Company for approximately $6,100,000 less $659,410 in underwriting commission, a $96,114 fair value charge for Compensation Warrants "2020 Compensation Warrants" (see Note 17 (a)), and $178,968 in other share issuance costs. Each Common Share was sold with one Common Share purchase warrant (each whole warrant, a "December Warrant") issuing 6,230,803 warrants in total. Each December Warrant entitles the holder to acquire one Common Share of the Company at an exercise price of $0.86 per share at any time prior to the date which is five years following the date of issuance. The December Warrants include a cashless exercise option. In accordance with IAS 32 - Financial instruments; presentation, the 2020 warrants have been accounted for as derivative financial liabilities and measured at FVTPL. The fair value of $2,051,657 for the December Warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 0.33%; b) expected life of 2 years; c) the price of the stock on the grant date of $0.86; d) expected volatility of 70%; and e) no expected dividend payments.

(g)     Broker Warrants

In February and March of 2019, the Company completed two $5 million underwritten public offerings and issued 144,444 broker warrants (“Broker Warrants”) as part of the underwriter’s commission.  The Company uses the Black-Scholes pricing model to calculate the fair value of the Broker Warrants. The model requires six key inputs: risk free interest rate, exercise price, market price at date of issue, expected dividend yield, expected life and expected volatility, all of which, other than the exercise price and market price, are estimates by management of the Company. The fair value for the February 28, 2019 $5 million public offering and 72,222 broker warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 2.51%; b) expected life of 3 years; c) the price of the stock on the grant date of $4.50; d) expected volatility of 81%; and e) no expected dividend payments. The fair value for the March 15, 2019 $5 million public offering and 72,222 broker warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 2.43%; b) expected life of 3 years; c) the price of the stock on the grant date of $4.50; d) expected volatility of 82%; and e) no expected dividend payments. The Black-Scholes model was used to compute broker warrant fair values because it is the most commonly used pricing model and is considered to produce a reasonable estimate of fair value.

As part of the underwriter's compensation in the January 2020 Financing, the Company issued the 2020 Broker Warrants to purchase up to 157,721 Common Shares at an exercise price of $5.1689 per Common Share for a period of three years following issuance. The fair value of $82,597 for the 2020 broker warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 1.60%; b) expected life of 1 years; c) the price of the stock on the grant date of $3.47; d) expected volatility of 70%; and e) no expected dividend payments.

On June 16, 2020, the Company issued the 2020 Compensation Warrants to purchase up to 252,397 Common Shares at an exercise price of $3.71 per Common Share for a period of five years following issuance. The fair value of $162,467 for the 2020 compensation warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 0.32%; b) expected life of 2 years; c) the price of the stock on the grant date of $2.47; d) expected volatility of 70.0%; and e) no expected dividend payments.

On August 12, 2020, the Company issued the 2020 Compensation Warrants to purchase up to 294,630 Common Shares at an exercise price of $3.47 per Common Share for a period of five years following issuance. The fair value of $242,989 for the 2020 compensation warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 0.32%; b) expected life of 2 years; c) the price of the stock on the grant date of $2.70; d) expected volatility of 70.0%; and e) no expected dividend payments.

On December 8, 2020, the Company issued the 2020 Compensation Warrants to purchase up to 405,002 Common Shares at an exercise price of $1.22 per Common Share for a period of five years following issuance. The fair value of $96,114 for the 2020 compensation warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 0.33%; b) expected life of 2 years; c) the price of the stock on the grant date of $0.86; d) expected volatility of 70.0%; and e) no expected dividend payments.